Segment Information - Geographic (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	$ 5,282		$ 4,478		$ 4,192
Machinery and Equipment, Gross	17,193	[1]	12,894	[1]
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	1,198		815		966
Machinery and Equipment, Gross	2,298	[1]	1,868	[1]
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	825		629		913
Machinery and Equipment, Gross	2,881	[1]	1,714	[1]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Machinery and Equipment, Gross	2,718	[1]	1,296	[1]
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	734		358		337
Machinery and Equipment, Gross	2,090	[1]	945	[1]
SAUDI ARABIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Machinery and Equipment, Gross	1,325	[1]	661	[1]
OTHER
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	2,525	[2]	2,676	[2]	1,976	[2]
Machinery and Equipment, Gross	$ 5,881	[1],[3]	$ 6,410	[1],[3]

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.
[3]	Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.